Leases - Right of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Right-of-use assets obtained in exchange for operating lease obligations	$ 50	$ 66	$ 68
Weighted-average remaining lease term in years	5 years 8 months 12 days	5 years 10 months 24 days	6 years 4 months 24 days
Weighted-average discount rate	5.40%	5.70%	5.90%